Long-Term Debt, Net - Summary Of Total Debt Due To Unrelated Parties (Details) - Southern Airways Corporation - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt, gross	$ 22,182	$ 24,445	$ 4,015
Current maturities of long-term debt	(1,985)	(1,980)	(497)
Less: debt issuance costs	(973)	(1,190)	(50)
Long-term debt, net of current maturities	19,224	21,275	3,468
Note payable to U.S. Government, interest rate of 6.5% plus LIBOR adjustment, due October 2025
Debt Instrument [Line Items]
Long-term debt, gross		0	1,839
Note payable to financial institution, fixed interest rate of 5.72%, due January 2025
Debt Instrument [Line Items]
Long-term debt, gross	778	874	1,058
Note payable to Textron, fixed interest rate of 7.60%, due November 2024
Debt Instrument [Line Items]
Long-term debt, gross	400	532	781
Note payable to bank, fixed interest rate of 4.65%, due November 2025
Debt Instrument [Line Items]
Long-term debt, gross	20	23	31
Note payable to a financing company, fixed interest rate of 5.49%, due December 2026
Debt Instrument [Line Items]
Long-term debt, gross	224	251	306
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027
Debt Instrument [Line Items]
Long-term debt, gross	17,215	19,081	0
Note payable to Tecnam, fixed interest rate of 6.75%, due July and August 2032
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,545	$ 3,684	$ 0